LOAN PAYABLE (Details Narrative) - USD ($)	Nov. 30, 2023	Feb. 28, 2023
Third Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans Payable	$ 111,395	$ 111,395